Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net gain (loss) on qualifying cash flow hedging instruments held by an affiliate	$ (4.8)	$ 0.0	$ 4.9